Loans and Allowance for Credit Losses (Future Minimum Lease Payment Receivables under Noncancelable Leasing Agreements) (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Future minimum lease payment receivables under noncancelable lease:
Fiscal year ending March 31, 2016	¥ 476,750
Fiscal year ending March 31, 2017	412,787
Fiscal year ending March 31, 2018	324,715
Fiscal year ending March 31, 2019	198,082
Fiscal year ending March 31, 2020	131,749
Fiscal year ending March 31, 2021 and thereafter	185,818
Total minimum lease payment receivables	¥ 1,729,901